Schedule of Investments - March 31, 2021
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United States	57.63%
United Kingdom	11.70%
France	7.81%
Netherlands	6.53%
Canada	4.28%
Puerto Rico	1.99%
Japan	1.91%
Germany	1.58%
Switzerland	1.37%
Australia	0.98%
Italy	0.92%
Sweden	0.92%
Short-term securities and liabilities in excess of other assets	2.38%
* Based on country of risk.

COMMON STOCKS - 97.62%	Shares Held	Value
COMMUNICATION SERVICES - 6.48%
Interactive Media & Services - 0.87%
Alphabet, Inc. (a)	150	$309,378

Media - 3.72%
Discovery, Inc. (a)	16,350	603,151
News Corp.	28,500	724,755
		1,327,906
Wireless Telecommunication Services - 1.89%
Vodafone Group PLC - ADR	36,572	674,022
TOTAL COMMUNICATION SERVICES		2,311,306

CONSUMER DISCRETIONARY - 8.65%
Auto Components - 2.20%
Magna International, Inc.	8,911	784,524

Automobiles - 2.45%
General Motors Company (a)	15,245	875,978

Hotels, Restaurants & Leisure - 3.09%
Accor SA (a) (v)	21,000	791,196
Compass Group PLC (a) (v)	15,400	311,140
		1,102,336
Internet Catalog & Retail - 0.91%
Booking Holdings, Inc. (a)	140	326,178
TOTAL CONSUMER DISCRETIONARY		3,089,016

CONSUMER STAPLES - 4.67%
Beverages - 3.09%
Heineken Holding NV (v)	12,387	1,100,690

Household Products - 1.58%
Henkel AG & Company KGaA (v)	5,700	564,715
TOTAL CONSUMER STAPLES		1,665,405

ENERGY - 6.64%
Energy Equipment & Services - 1.08%
NOV, Inc. (a)	28,169	386,479

Oil, Gas & Consumable Fuels - 5.56%
Cenovus Energy, Inc.	27,700	208,075
Hess Corp.	6,400	452,864
Royal Dutch Shell PLC - ADR	7,100	278,391
Suncor Energy, Inc.	25,500	533,051
Total SE (v)	10,938	509,929
		1,982,310
TOTAL ENERGY		2,368,789

FINANCIALS - 28.34%
Banks - 16.26%
ABN AMRO Bank NV (a) (r) (v)	28,600	347,204
BNP Paribas SA (v)	8,756	533,499
Citigroup, Inc.	15,004	1,091,541
ING Groep NV (v)	49,556	605,283
Popular, Inc.	10,100	710,232
Societe Generale SA (v)	15,193	397,220
UniCredit SpA (v)	31,100	328,506
Wells Fargo & Company	45,830	1,790,578
		5,804,063
Capital Markets - 3.30%
Credit Suisse Group AG (v)	46,064	487,328
The Goldman Sachs Group, Inc.	2,114	691,278
		1,178,606
Diversified Financial Services - 2.01%
Berkshire Hathaway, Inc. (a)	2,800	715,316

Insurance - 6.77%
American International Group, Inc.	37,569	1,736,063
Tokio Marine Holdings, Inc. (v)	14,300	680,553
		2,416,616
TOTAL FINANCIALS		10,114,601

HEALTH CARE - 7.64%
Health Care Equipment & Supplies - 1.49%
Medtronic PLC	4,500	531,585

Health Care Providers & Services - 5.08%
Anthem, Inc.	3,915	1,405,289
UnitedHealth Group, Inc.	1,100	409,277
		1,814,566
Pharmaceuticals - 1.07%
GlaxoSmithKline PLC - ADR	10,719	382,561
TOTAL HEALTH CARE		2,728,712

INDUSTRIALS - 17.96%
Aerospace & Defense - 4.33%
Airbus SE (a) (v)	4,900	555,747
BAE Systems PLC (v)	142,159	990,010
		1,545,757
Air Freight & Logistics - 3.04%
Royal Mail PLC (a) (v)	155,787	1,084,245

Airlines - 0.98%
Qantas Airways Ltd. (a) (v)	90,200	350,078

Industrial Conglomerates - 4.48%
General Electric Company	121,872	1,600,179

Machinery - 3.39%
CNH Industrial NV (a)	46,982	734,799
Cummins, Inc.	1,829	473,912
		1,208,711
Road & Rail - 1.74%
AMERCO	1,012	619,951
TOTAL INDUSTRIALS		6,408,921

INFORMATION TECHNOLOGY - 16.69%
Communications Equipment - 4.19%
F5 Networks, Inc. (a)	5,600	1,168,272
Telefonaktiebolaget LM Ericsson - ADR	24,872	328,062
		1,496,334
Electronic Equipment, Instruments & Components - 2.99%
Corning, Inc.	8,473	368,660
TE Connectivity Ltd.	5,400	697,194
		1,065,854
IT Services - 3.02%
Euronet Worldwide, Inc. (a)	7,800	1,078,740

Software - 5.06%
Microsoft Corp.	3,413	804,683
Oracle Corp.	14,275	1,001,677
		1,806,360
Technology Hardware, Storage & Peripherals - 1.43%
Hewlett Packard Enterprise Company	32,287	508,197
TOTAL INFORMATION TECHNOLOGY		5,955,485

REAL ESTATE - 0.55%
Equity Real Estate Investment Trusts - 0.55%
Seritage Growth Properties (a)	10,643	195,299
TOTAL REAL ESTATE		195,299

Total common stocks (Cost $27,482,963)		34,837,534

Total long-term investments (Cost $27,482,963)		34,837,534
	Principal
SHORT-TERM INVESTMENTS - 2.54%	Amount
Time Deposits - 2.54%
Skandinaviska Enskilda Banken, 0.01%, 04/01/2021*	$906,530	906,530
Total short-term investments (Cost $906,530)		906,530

Total investments - 100.16% (Cost $28,389,493)		35,744,064
Liabilities in excess of other assets - (0.16)%		(58,098)
Net assets - 100.00%		$35,685,966

(a)	- Non-income producing security.
(r)
- Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $347,204, which represented 0.97% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $9,637,343, which represented 27.01% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$25,200,191
Time Deposits	906,530
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	1,102,336
Consumer Staples	1,665,405
Energy	509,929
Financials	3,379,593
Industrials	2,980,080
Level 3 --- Significant unobservable inputs	-

Total Investments	$35,744,064

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.